UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Disciplined Small Cap Core Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.2%
Vectrus, Inc. (a)	708	$17,594
Airlines — 1.5%
JetBlue Airways Corp. (a)	6,160	137,491
Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	951	19,210
Lear Corp.	190	19,530
Modine Manufacturing Co. (a)	1,079	9,582
Tenneco, Inc. (a)	1,772	83,373
Tower International, Inc. (a)	2,244	54,866

		186,561
Banks — 10.3%
BancorpSouth, Inc.	842	20,006
Cathay General Bancorp	188	5,570
Central Pacific Financial Corp.	5,433	112,680
Fidelity Southern Corp.	7,249	139,869
Financial Institutions, Inc.	240	5,945
First Busey Corp.	10,260	65,664
First Interstate BancSystem, Inc., Class A	99	2,641
First Midwest Bancorp, Inc.	505	8,908
German American Bancorp, Inc.	124	3,594
Glacier Bancorp, Inc.	3,042	79,122
Heritage Financial Corp.	291	5,157
Metro Bancorp, Inc.	63	1,804
Northrim BanCorp, Inc.	140	3,805
Seacoast Banking Corp. (a)	8,077	125,678
Sierra Bancorp	365	6,205
South State Corp.	1,559	117,159
Umpqua Holdings Corp.	10,726	179,231
Wintrust Financial Corp.	1,447	73,797

		956,835
Beverages — 0.0%
Primo Water Corp. (a)	569	3,699
Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc. (a)	107	3,919
Acorda Therapeutics, Inc. (a)	772	24,681
Adamas Pharmaceuticals, Inc. (a)	710	14,243
Aduro Biotech, Inc. (a)	647	12,526
Alder Biopharmaceuticals, Inc. (a)	269	10,424
Alexion Pharmaceuticals, Inc. (a)	38	6,543
Anacor Pharmaceuticals, Inc. (a)	142	18,518
Ardelyx, Inc. (a)	544	10,325
BioSpecifics Technologies Corp. (a)	380	18,871
Cepheid, Inc. (a)	134	6,531
Cerulean Pharma, Inc. (a)	2,745	11,062
Chiasma, Inc. (a)	196	5,088
China Biologic Products, Inc. (a)	154	14,605
Cytokinetics, Inc. (a)	2,791	19,314
Dyax Corp. (a)	1,234	28,407
Eagle Pharmaceuticals, Inc. (a)	273	21,444
Emergent BioSolutions, Inc. (a)	663	22,071
Enanta Pharmaceuticals, Inc. (a)	290	11,322
Enzon Pharmaceuticals, Inc.	8,722	8,635
FibroGen, Inc. (a)	942	23,079
Five Prime Therapeutics, Inc. (a)	845	16,114
Genomic Health, Inc. (a)	790	21,741

Common Stocks	Shares	Value
Biotechnology (concluded)
GlycoMimetics, Inc. (a)	200	$1,402
Halozyme Therapeutics, Inc. (a)	686	11,978
Histogenics Corp. (a)	540	3,343
Ignyta, Inc. (a)	1,025	14,022
Infinity Pharmaceuticals, Inc. (a)	1,252	11,043
Isis Pharmaceuticals, Inc. (a)	303	15,205
Ligand Pharmaceuticals, Inc. (a)	282	25,927
MiMedx Group, Inc. (a)	1,575	15,293
Momenta Pharmaceuticals, Inc. (a)	1,214	23,685
Neurocrine Biosciences, Inc. (a)	145	6,725
Novavax, Inc. (a)	1,783	19,203
OPKO Health, Inc. (a)(b)	154	1,666
PDL BioPharma, Inc.	3,589	20,278
Pfenex, Inc. (a)	48	1,049
Raptor Pharmaceutical Corp. (a)	1,701	20,633
Rigel Pharmaceuticals, Inc. (a)	6,696	20,088
Tobira Therapeutics, Inc. (a)	737	8,881
Trevena, Inc. (a)	3,198	19,188
Ultragenyx Pharmaceutical, Inc. (a)	79	8,818
United Therapeutics Corp. (a)	87	13,104

		590,994
Building Products — 1.5%
Continental Building Products, Inc. (a)	6,948	138,891
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (a)	2,836	26,261
OM Group, Inc.	163	5,461

		31,722
Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	88	2,817
ARC Document Solutions, Inc. (a)	12,028	79,866
Interface, Inc.	2,946	71,411
Knoll, Inc.	5,520	132,038
Quad/Graphics, Inc.	1,983	28,635

		314,767
Communications Equipment — 1.0%
Calix, Inc. (a)	4,624	37,038
Digi International, Inc. (a)	394	4,035
Lumentum Holdings, Inc. (a)	1,284	25,346
PC-Tel, Inc.	4,058	22,197

		88,616
Consumer Finance — 0.9%
Consumer Portfolio Services, Inc. (a)	7,414	42,482
Everi Holdings, Inc. (a)	8,222	42,508

		84,990
Containers & Packaging — 0.9%
Berry Plastics Group, Inc. (a)	617	18,263
Graphic Packaging Holding Co.	4,742	66,862

		85,125
Distributors — 1.1%
Core-Mark Holding Co., Inc.	1,637	98,400
Diversified Consumer Services — 0.7%
Cambium Learning Group, Inc. (a)	3,089	16,094
Collectors Universe, Inc.	991	18,502

Portfolio Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK FUNDS	AUGUST 31, 2015	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services (concluded)
K12, Inc. (a)	1,711	$22,619
Steiner Leisure Ltd. (a)	68	4,330

		61,545
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	164	2,250
Diversified Telecommunication Services — 2.0%
Inteliquent, Inc.	7,232	132,490
Premiere Global Services, Inc. (a)	5,125	55,247

		187,737
Electric Utilities — 0.6%
Cleco Corp.	322	17,253
Portland General Electric Co.	1,141	39,410

		56,663
Electrical Equipment — 0.2%
SL Industries, Inc. (a)	632	21,994
Electronic Equipment, Instruments & Components — 2.4%
Multi-Fineline Electronix, Inc. (a)	3,509	56,039
OSI Systems, Inc. (a)	772	56,387
Radisys Corp. (a)	29,189	79,978
RealD, Inc. (a)	217	2,042
Rogers Corp. (a)	37	2,059
Vishay Precision Group, Inc. (a)	2,192	24,528

		221,033
Energy Equipment & Services — 0.8%
Aspen Aerogels, Inc. (a)	930	6,947
Dawson Geophysical Co. (a)	11,031	51,074
PHI, Inc. (a)	580	14,709

		72,730
Food & Staples Retailing — 1.0%
SUPERVALU, Inc. (a)	10,896	89,783
Food Products — 1.4%
Lancaster Colony Corp.	821	77,855
Pilgrim’s Pride Corp.	992	20,807
Seaboard Corp. (a)	9	29,882

		128,544
Gas Utilities — 0.3%
Southwest Gas Corp.	510	28,096
Health Care Equipment & Supplies — 4.5%
Alphatec Holdings, Inc. (a)	5,403	3,107
ICU Medical, Inc. (a)	141	16,006
Masimo Corp. (a)	2,981	121,118
Merit Medical Systems, Inc. (a)	2,999	68,227
Orthofix International NV (a)	311	11,656
RTI Surgical, Inc. (a)	12,653	80,726
STERIS Corp.	995	63,730
Symmetry Surgical, Inc. (a)	3,978	35,683
Synergetics U.S.A., Inc. (a)	717	3,047
Thoratec Corp. (a)	289	18,155

		421,455
Health Care Providers & Services — 4.3%
Alliance HealthCare Services, Inc. (a)	2,762	39,552
AMN Healthcare Services, Inc. (a)	1,745	58,632
Health Net, Inc. (a)	811	51,953
Surgical Care Affiliates, Inc. (a)	2,111	77,157
Team Health Holdings, Inc. (a)	1,811	106,378
VCA, Inc. (a)	1,291	71,496

		405,168

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 4.3%
BFC Financial Corp., Class A (a)	5,961	$19,671
Brinker International, Inc.	2,094	111,254
Century Casinos, Inc. (a)	248	1,443
Eldorado Resorts, Inc. (a)	4,861	45,791
Intrawest Resorts Holdings, Inc. (a)	7,809	70,203
Isle of Capri Casinos, Inc. (a)	2,995	55,288
Jack in the Box, Inc.	1,215	94,989
Luby’s, Inc. (a)	751	3,635
Shake Shack, Inc., Class A (a)	29	1,448

		403,722
Household Durables — 0.2%
ZAGG, Inc. (a)	2,894	21,184
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp. (a)	1,723	24,553
Vivint Solar, Inc. (a)(b)	111	1,381

		25,934
Insurance — 1.6%
American National Insurance Co.	19	1,887
Fidelity & Guaranty Life	3,652	90,058
Maiden Holdings Ltd.	994	14,244
National General Holdings Corp.	592	10,851
National Western Life Insurance Co., Class A	67	15,237
Symetra Financial Corp.	399	12,557
Universal Insurance Holdings, Inc.	139	3,424

		148,258
Internet & Catalog Retail — 0.5%
HSN, Inc.	379	23,047
Liberty Ventures, Series A (a)	384	15,256
U.S. Auto Parts Network, Inc. (a)	5,799	12,468

		50,771
Internet Software & Services — 3.9%
Constant Contact, Inc. (a)	118	2,922
Dealertrack Technologies, Inc. (a)	292	18,326
Demand Media, Inc. (a)	7,287	34,322
IntraLinks Holdings, Inc. (a)	399	4,086
Limelight Networks, Inc. (a)	3,898	9,238
LogMeIn, Inc. (a)	2,625	163,643
QuinStreet, Inc. (a)	17,600	96,800
Spark Networks, Inc. (a)	5,342	17,201
Support.com, Inc. (a)	7,182	9,121
Xactly Corp. (a)	886	6,034
XO Group, Inc. (a)	435	6,373

		368,066
IT Services — 1.4%
Computer Task Group, Inc.	3,682	24,706
Higher One Holdings, Inc. (a)	36,848	72,959
Net 1 UEPS Technologies, Inc. (a)	1,328	27,344
PRGX Global, Inc. (a)	426	1,538

		126,547
Leisure Products — 0.9%
Brunswick Corp.	1,183	58,807
Marine Products Corp.	2,330	16,357
Nautilus, Inc. (a)	290	4,431

		79,595
Life Sciences Tools & Services — 1.3%
Cambrex Corp. (a)	774	37,005
INC Research Holdings, Inc., Class A (a)	1,998	81,938

		118,943

2	BLACKROCK FUNDS	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 1.2%
ARC Group Worldwide, Inc. (a)	207	$753
Global Brass & Copper Holdings, Inc.	3,310	65,008
Jason Industries, Inc. (a)	859	4,286
Miller Industries, Inc.	203	4,403
Supreme Industries, Inc., Class A	4,420	36,686

		111,136
Media — 1.0%
Crown Media Holdings, Inc., Class A (a)	9,324	49,883
Time, Inc.	2,287	47,501

		97,384
Metals & Mining — 0.1%
Kaiser Aluminum Corp.	100	8,358
Multiline Retail — 0.5%
Burlington Stores, Inc. (a)	880	46,719
Oil, Gas & Consumable Fuels — 0.6%
Enviva Partners LP	629	8,208
Evolution Petroleum Corp.	6,189	36,329
Gener8 Maritime, Inc. (a)	93	1,209
Noble Energy, Inc.	203	6,782

		52,528
Paper & Forest Products — 0.4%
Clearwater Paper Corp. (a)	146	8,185
Domtar Corp.	682	27,423

		35,608
Pharmaceuticals — 1.8%
Cumberland Pharmaceuticals, Inc. (a)	441	2,655
Endo International PLC (a)	56	4,312
Furiex Pharmaceuticals, Inc. — CVR (a)	11	110
Prestige Brands Holdings, Inc. (a)	2,245	104,437
SciClone Pharmaceuticals, Inc. (a)	1,359	10,682
Sucampo Pharmaceuticals, Inc., Class A (a)	1,688	45,340

		167,536
Professional Services — 2.8%
Kforce, Inc.	1,379	36,943
RPX Corp. (a)	9,762	134,423
TrueBlue, Inc. (a)	2,373	56,952
Volt Information Sciences, Inc. (a)	2,280	20,383
Willdan Group, Inc. (a)	1,476	13,343

		262,044
Real Estate Investment Trusts (REITs) — 8.3%
Arbor Realty Trust, Inc.	18,671	119,308
Armada Hoffler Properties, Inc.	268	2,675
Chatham Lodging Trust	1,619	37,156
CIM Commercial Trust Corp.	141	2,129
DiamondRock Hospitality Co.	6,824	80,250
DuPont Fabros Technology, Inc.	4,025	107,588
Equity LifeStyle Properties, Inc.	513	28,605
Hersha Hospitality Trust	2,663	65,084
InfraREIT, Inc.	2,649	74,649
LaSalle Hotel Properties	656	20,638
Lexington Realty Trust	3,701	29,867
New Residential Investment Corp.	1,000	14,160
NorthStar Realty Finance Corp.	644	9,048
Pebblebrook Hotel Trust	140	5,328
PS Business Parks, Inc.	782	57,055
RLJ Lodging Trust	4,327	119,166
Summit Hotel Properties, Inc.	192	2,329

		775,035

Common Stocks	Shares	Value
Real Estate Management & Development — 1.7%
FRP Holdings, Inc. (a)	95	$2,955
Marcus & Millichap, Inc. (a)	2,331	98,974
RE/MAX Holdings, Inc., Class A	1,566	57,441

		159,370
Road & Rail — 0.6%
Ryder System, Inc.	641	52,543
Semiconductors & Semiconductor Equipment — 2.1%
Cascade Microtech, Inc. (a)	417	6,430
Integrated Device Technology, Inc. (a)	1,844	35,018
IXYS Corp.	944	11,130
OmniVision Technologies, Inc. (a)	310	7,409
Pericom Semiconductor Corp.	2,484	30,255
Tessera Technologies, Inc.	3,078	100,774

		191,016
Software — 3.6%
Aspen Technology, Inc. (a)	1,458	55,214
Barracuda Networks, Inc. (a)	226	5,942
Exa Corp. (a)	5,390	59,236
Manhattan Associates, Inc. (a)	2,507	146,609
Monotype Imaging Holdings, Inc.	424	8,980
Telenav, Inc. (a)	1,828	12,924
Upland Software, Inc. (a)	3,152	24,806
Verint Systems, Inc. (a)	322	17,172

		330,883
Specialty Retail — 2.6%
Aaron’s, Inc. (a)	1,719	64,720
American Eagle Outfitters, Inc.	4,236	72,097
Citi Trends, Inc.	1,317	34,782
Haverty Furniture Cos., Inc.	156	3,605
hhgregg, Inc. (a)	1,052	5,050
Murphy U.S.A., Inc. (a)	518	26,475
Select Comfort Corp. (a)	58	1,412
Stage Stores, Inc.	3,089	33,176
Tilly’s, Inc., Class A (a)	468	3,749

		245,066
Technology Hardware, Storage & Peripherals — 0.0%
Dot Hill Systems Corp. (a)	326	3,152
Textiles, Apparel & Luxury Goods — 2.5%
Culp, Inc.	1,893	58,210
Deckers Outdoor Corp. (a)	805	51,834
Skechers U.S.A., Inc., Class A (a)	871	122,585
Vince Holding Corp. (a)	314	2,883

		235,512
Thrifts & Mortgage Finance — 3.5%
Anchor BanCorp Wisconsin, Inc. (a)	850	34,773
BankFinancial Corp.	39	480
Essent Group Ltd. (a)	1,391	37,265
EverBank Financial Corp.	8,320	164,570
Flagstar Bancorp, Inc. (a)	253	5,143
Meta Financial Group, Inc.	31	1,346
MGIC Investment Corp. (a)	872	9,208
Northwest Bancshares, Inc.	4,917	63,134
Radian Group, Inc.	485	8,720
Walker & Dunlop, Inc. (a)	246	5,985

		330,624
Tobacco — 1.7%
Vector Group Ltd.	6,688	159,375
Trading Companies & Distributors — 0.7%
CAI International, Inc. (a)	1,796	23,635
Neff Corp., Class A (a)	5,645	37,201

BLACKROCK FUNDS	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
Willis Lease Finance Corp. (a)	198	$ 3,317

		64,153
Water Utilities — 0.8%
California Water Service Group	3,580	73,855
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	216	544
Total Common Stocks — 98.5%		9,178,144
Other Interests (c)	Beneficial Interest (000)	Value
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$ 2	39
Total Other Interests — 0.0%		39
Total Long-Term Investments (Cost — $8,919,471) — 98.5%		9,178,183

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)(e)	335,925	$ 335,925
	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$ 2	2,145
Total Short-Term Securities (Cost — $338,070) — 3.6%		338,070
Total Investments (Cost — $9,257,541*) — 102.1%		9,516,253
Liabilities in Excess of Other Assets — (2.1)%		(192,677)

Net Assets — 100.0%		$9,323,576

Notes to Schedule of Investments

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,287,520

Gross unrealized appreciation	$761,261
Gross unrealized depreciation	(532,528)

Net unrealized appreciation	$228,733

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(d)	During the period ended August 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2015	Net Activity	Shares/ Beneficial Interest Held at August 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	161,872	174,053	335,925	$116
BlackRock Liquidity Series, LLC, Money Market Series	$129,625	$(127,480)	$ 2,145	$605	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000 Futures	InterContinental Exchange	September 2015	$115,750	$367

4	BLACKROCK FUNDS	AUGUST 31, 2015

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

Fair Value Hierarchy as of August 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$9,177,490	—	$693	$9,178,183
Short-Term Securities	335,925	$2,145	—	338,070

Total	$9,513,415	$2,145	$693	$9,516,253

[1] See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Pharmaceuticals, Wireless Telecommunications Services and Other Interests.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$367	—	—	$367

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$15,300	—	—	$15,300
Liabilities:
Collateral on securities loaned at value	—	$(2,145)	—	(2,145)
Total	$15,300	$(2,145)	—	$13,155

During the period ended August 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	AUGUST 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	October 23, 2015